Financial Results	12 Months Ended
Dec. 31, 2018
FINANCIAL RESULTS.
Financial Results

34.  FINANCIAL RESULTS.

Financial income and costs for the years ended December 31, 2018, 2017 and 2016, are as follows:

	For the years ended December 31,
	2018	2017	2016
Financial Income	ThCh$	ThCh$	ThCh$
Income from deposits and other financial instruments	9,612,575	8,377,023	5,733,428
Interests charged to customers in energy accounts and billing	7,140,984	8,556,587	—
Other financial income	3,180,909	4,729,078	17,372,473
Total Financial Income	19,934,468	21,662,688	23,105,901

	For the years ended December 31,
	2018	2017	2016
Financial Costs	ThCh$	ThCh$	ThCh$
Financial Costs	(122,184,189)	(53,510,882)	(58,199,382)
Bank loans	(20,701,774)	(12,585)	(2,034,277)
Secured and unsecured obligations	(62,255,300)	(42,708,253)	(44,268,489)
Financial leasing	(739,069)	(811,172)	(780,953)
Valuation of financial derivatives	1,183,228	(1,067,820)	(824,922)
Financial provisions (1)	(3,176,001)	(2,347,087)	(2,551,211)
Post-employment benefit obligations (2)	(2,750,376)	(2,678,300)	(2,517,406)
Debt formalization expenses and other associated expenses	(9,373,412)	(836,174)	—
Capitalized borrowing costs	6,435,646	4,078,463	3,001,211
Other financial costs (3)	(30,807,131)	(7,127,954)	(8,223,335)
Loss from indexed assets and liabilities (*)	(818,146)	916,666	1,631,840
Foreign currency exchange differences (**)	(7,807,197)	8,516,874	12,978,471
Total Financial Costs	(130,809,532)	(44,077,342)	(43,589,071)

Total Financial Results	(110,875,064)	(22,414,654)	(20,483,170)
(1)	See note 25.
(2)	See note 26.
(3)	For the year ended December 31, 2018, interest cost of ThCh$23,253,535 were incurred with Enel Finance International NV (ThCh$0 in 2017).

The effects on financial results from the application of indexed assets and liabilities and exchange differences originated from the following

	For the years ended December 31,
	2018	2017	2016
Profit (losses) from Indexed Assets and Liabilities (*)	ThCh$	ThCh$	ThCh$
Other financial assets	7,676,500	4,659,933	7,237,000
Trade and other receivables	1,197,498	155,158	1,077,086
Current tax assets and liabilities	3,469,752	1,654,538	2,349,415
Other financial liabilities (financial debt and derivative instruments)	(9,390,716)	(5,551,163)	(9,014,858)
Trade and other payables	15,145	(1,800)	(16,803)
Result for hyperinflation (1)	(3,786,325)	—	—
Total	(818,146)	916,666	1,631,840

	For the years ended December 31,
	2018	2017	2016
Foreign Currency Exchange Differences (**)	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	(415,962)	2,931,086	240,451
Other financial assets	5,733,173	10,895,862	25,476,638
Trade and other receivables	191,946	390,764	2,595,997
Current tax assets and liabilities	(1,903,963)	(188,270)	—
Other financial liabilities (financial debt and derivative instruments)	(5,726,246)	(4,358,937)	(18,538,354)
Trade and other payables	(5,379,210)	(1,152,505)	3,203,739
Other non-financial liabilities	(306,935)	(1,126)	—
Total	(7,807,197)	8,516,874	12,978,471

(1)Corresponds to the financial effect from the application of IAS 29 Financial Reporting in Hyperinflationary Economies on the branch owned by GasAtacama Group in Argentina (See Note 7)